Changes to accounting policies - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Non-current liabilities
Deferred revenue	£ (831)	£ (27,270)	[1]
Current liabilities
Deferred revenue and income	(3,374)	(13,834)	[1]
EQUITY
Accumulated losses reserve	(76,092)	(93,957)	[1]
Statement of comprehensive income [abstract]
Revenue	43,012	12,360	[1]	£ 2,304
Profit / (loss) for the year	7,527	(20,190)	[1]	(21,371)
Statement of cash flows [abstract]
Profit / (loss) before income tax	£ 5,031	(23,952)	[1]	£ (25,707)
Adjusted for:
(Decrease) / increase in deferred revenue		10,577
Impact on net cash used by operating activities		(13,375)
Previously reported
Non-current liabilities
Deferred revenue		(18,033)
Current liabilities
Deferred revenue and income		(10,012)
EQUITY
Accumulated losses reserve		(80,898)
Statement of comprehensive income [abstract]
Revenue		25,419
Profit / (loss) for the year		(7,131)
Statement of cash flows [abstract]
Profit / (loss) before income tax		(10,893)
Adjusted for:
(Decrease) / increase in deferred revenue		(2,482)
Impact on net cash used by operating activities		(13,375)
Adjusted
Non-current liabilities
Deferred revenue		(9,237)
Current liabilities
Deferred revenue and income		(3,822)
EQUITY
Accumulated losses reserve		(13,059)
Statement of comprehensive income [abstract]
Revenue		(13,059)
Profit / (loss) for the year		(13,059)
Statement of cash flows [abstract]
Profit / (loss) before income tax		(13,059)
Adjusted for:
(Decrease) / increase in deferred revenue		13,059
Impact on net cash used by operating activities		£ 0

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’